UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2007

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      01/03/2008

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $155,335,411

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                    Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                      of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                               Common    88579Y101   $3,719,976    44,117   SH         Sole                             44,117
Abbott Laboratories                 Common    002824100   $461,272      8,215    SH         Sole                             8,215
American DG Energy, Inc.            Common    025398108   $72,000       80,000   SH         Sole                             80,000
American Express Co                 Common    025816109   $271,232      5,214    SH         Sole                             5,214
American International Group, Inc.  Common    026874107   $594,194      10,192   SH         Sole                             10,192
Ameriprise Financial, Inc.          Common    03076c106   $446,281      8,098    SH         Sole                             8,098
AMEX Energy Sector SPDR             Common    81369y506   $3,055,848    38,511   SH         Sole                             38,511
AMEX Financial Sector SPDR          Common    81369y605   $1,015,732    35,110   SH         Sole                             35,110
Amgen Inc.                          Common    031162100   $241,488      5,200    SH         Sole                             5,200
Anheuser-Busch Companies, Inc.      Common    035229103   $2,782,855    53,168   SH         Sole                             53,168
Apple Computer, Inc.                Common    037833100   $301,082      1,520    SH         Sole                             1,520
AT&T Corp                           Common    00206r102   $953,795      22,949   SH         Sole                             22,949
Automatic Data Processing, Inc.     Common    053015103   $1,641,777    36,869   SH         Sole                             36,869
Bank of America Corporation         Common    060505104   $523,136      12,679   SH         Sole                             12,679
Baxter International, Inc,          Common    071813109   $236,728      4,078    SH         Sole                             4,078
Berkshire Hathaway Inc. Class A     Common    084670108   $2,690,400    19       SH         Sole                             19
Berkshire Hathaway Inc. Class B     Common    084670207   $2,216,448    468      SH         Sole                             468
Boston Properties, Inc.             Common    101121101   $760,646      8,285    SH         Sole                             8,285
BP p.l.c. ADR                       Common    055622104   $610,970      8,350    SH         Sole                             8,350
Bristol-Myers Squibb Company        Common    110122108   $229,663      8,660    SH         Sole                             8,660
Broadridge Financial Solutions Inc. Common    11133t103   $1,692,672    75,464   SH         Sole                             75,464
Canadian Natural Resources Ltd.     Common    136385101   $1,553,347    21,238   SH         Sole                             21,238
Caterpillar                         Common    149123101   $234,441      3,231    SH         Sole                             3,231
Chevron Corp                        Common    166764100   $2,185,135    23,413   SH         Sole                             23,413
Cisco Systems, Inc.                 Common    17275r102   $688,417      25,431   SH         Sole                             25,431
Citigroup Inc.                      Common    172967101   $1,638,856    55,667   SH         Sole                             55,667
Clorox Company                      Common    189054109   $2,277,040    34,940   SH         Sole                             34,940
Coca-Cola Company                   Common    191216100   $4,019,393    65,494   SH         Sole                             65,494
Colgate-Palmolive Company           Common    194162103   $3,545,029    45,472   SH         Sole                             45,472
Comcast Corporation                 Common    20030n200   $3,196,477    176,406  SH         Sole                             176,406
ConocoPhillips                      Common    20825C104   $871,786      9,873    SH         Sole                             9,873
Covidien Limited                    Common    G2552X108   $360,979      8,150    SH         Sole                             8,150
CVS Caremark Corp                   Common    126650100   $3,607,394    90,752   SH         Sole                             90,752
Danaher Corp.                       Common    235851102   $456,248      5,200    SH         Sole                             5,200
Dell Inc                            Common    24702R101   $2,462,520    100,470  SH         Sole                             100,470
Diamonds Trust Series 1             Common    252787106   $270,800      2,043    SH         Sole                             2,043
Dreyfus Municipal Income Inc.       Common    26201r102   $83,300       10,000   SH         Sole                             10,000
Du Pont                             Common    263534109   $232,795      5,280    SH         Sole                             5,280
eBay Inc.                           Common    278642103   $239,632      7,220    SH         Sole                             7,220
Ecolab Inc                          Common    278865100   $245,296      4,790    SH         Sole                             4,790
EMC Corp/Mass                       Common    268648102   $312,601      16,870   SH         Sole                             16,870
Emerson Electric Co                 Common    291011104   $290,666      5,130    SH         Sole                             5,130
Exxon Mobil Corp.                   Common    30231g102   $4,334,946    46,269   SH         Sole                             46,269
Forest Laboratories, Inc.           Common    345838106   $291,600      8,000    SH         Sole                             8,000
FPL Group, Inc.                     Common    302571104   $275,593      4,066    SH         Sole                             4,066
General Electric Company            Common    369604103   $3,094,798    83,485   SH         Sole                             83,485
Harley-Davidson, Inc.               Common    412822108   $1,085,307    23,235   SH         Sole                             23,235
Hewlett-Packard Co                  Common    428236103   $924,992      18,323   SH         Sole                             18,323
Home Depot, Inc.                    Common    437076102   $644,894      23,938   SH         Sole                             23,938
Hospira, Inc.                       Common    441060100   $1,504,510    35,284   SH         Sole                             35,284
IDEXX Laboratories, Inc             Common    45168d104   $393,173      6,706    SH         Sole                             6,706
Illinois Tool Works                 Common    452308109   $245,213      4,580    SH         Sole                             4,580
IMS Health Inc.                     Common    449934108   $382,694      16,610   SH         Sole                             16,610
Intel Corp                          Common    458140100   $649,615      24,366   SH         Sole                             24,366
Intl Business Machines Corp         Common    459200101   $688,426      6,368    SH         Sole                             6,368
iShares Comex Gold Trust            Common    464285105   $1,605,302    19,470   SH         Sole                             19,470
iShares DJ Select Dividend          Common    464287168   $638,451      9,900    SH         Sole                             9,900
iShares Lehman US Treasury Fund     Common    464287176   $281,745      2,663    SH         Sole                             2,663
iShares MSCI EAFE Index Fund        Common    464287465   $3,182,390    40,540   SH         Sole                             40,540
iShares MSCI Emerging Markets Index Common    464287234   $3,324,035    22,116   SH         Sole                             22,116
iShares MSCI Japan Index Fund       Common    464286848   $2,272,856    171,020  SH         Sole                             171,020
iShares Russell 2000 Index Fund     Common    464287655   $1,984,017    26,133   SH         Sole                             26,133
iShares S&P Midcap 400              Common    464287507   $339,760      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value        Common    464287705   $338,130      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index Fund Common    464287804   $1,323,807    20,360   SH         Sole                             20,360
ITT Corporation                     Common    450911102   $2,359,730    35,731   SH         Sole                             35,731
J.P. Morgan Chase & Co.             Common    46625h100   $1,203,154    27,563   SH         Sole                             27,563
Johnson & Johnson                   Common    478160104   $5,062,934    75,906   SH         Sole                             75,906
Laboratory CP Amer Hldgs            Common    50540R409   $3,048,315    40,359   SH         Sole                             40,359
Liberty Media - Interactive A       Common    53071m104   $1,044,954    54,767   SH         Sole                             54,767
Liberty Media Hold - Cap Ser A      Common    53071m302   $1,033,033    8,868    SH         Sole                             8,868
Mastercard, Inc.                    Common    57636q104   $346,508      1,610    SH         Sole                             1,610
McDonald's Corp                     Common    580135101   $238,055      4,041    SH         Sole                             4,041
McGraw-Hill Companies, Inc.         Common    580645109   $2,225,346    50,795   SH         Sole                             50,795
Medtronic, Inc.                     Common    585055106   $771,092      15,339   SH         Sole                             15,339
Merck & Co. Inc.                    Common    589331107   $417,346      7,182    SH         Sole                             7,182
Microsoft Corp                      Common    594918104   $4,254,044    119,495  SH         Sole                             119,495
Mohawk Industries, Inc.             Common    608190104   $2,719,320    36,550   SH         Sole                             36,550
Moody's Corporation                 Common    615369105   $1,806,690    50,607   SH         Sole                             50,607
Norfolk Southern Corp.              Common    655844108   $260,775      5,170    SH         Sole                             5,170
Occidental Petroleum                Common    674599105   $440,588      5,722    SH         Sole                             5,722
Oil Service HOLDRs Trust            Common    678002106   $302,432      1,600    SH         Sole                             1,600
Omnicom Group Inc Com               Common    681919106   $3,019,472    63,527   SH         Sole                             63,527
Oracle Corp.                        Common    68389X105   $343,171      15,198   SH         Sole                             15,198
Paychex, Inc.                       Common    704326107   $339,309      9,368    SH         Sole                             9,368
Pepsi Co Inc                        Common    713448108   $1,145,711    15,095   SH         Sole                             15,095
Pfizer Inc.                         Common    717081103   $1,969,797    86,660   SH         Sole                             86,660
Praxair, Inc.                       Common    74005P104   $322,904      3,640    SH         Sole                             3,640
Procter & Gamble Co                 Common    742718109   $5,532,825    75,358   SH         Sole                             75,358
Progress Energy, Inc.               Common    743263105   $358,382      7,400    SH         Sole                             7,400
Sara Lee Corp                       Common    803111103   $186,296      11,600   SH         Sole                             11,600
Schlumberger                        Common    806857108   $326,588      3,320    SH         Sole                             3,320
SPDR Tr Unit Ser 1                  Common    78462F103   $3,279,783    22,432   SH         Sole                             22,432
Stryker Corp                        Common    863667101   $298,133      3,990    SH         Sole                             3,990
Sysco Corp                          Common    871829107   $3,879,022    124,287  SH         Sole                             124,287
Time Warner, Inc.                   Common    887317105   $181,726      11,007   SH         Sole                             11,007
Tyco Electronics Ltd.               Common    G9144P105   $300,023      8,080    SH         Sole                             8,080
Tyco Intl Ltd New Com               Common    G9143X208   $412,670      10,407   SH         Sole                             10,407
United Technologies Corp            Common    913017109   $4,412,149    57,645   SH         Sole                             57,645
UnitedHealth Group Inc              Common    91324P102   $400,998      6,890    SH         Sole                             6,890
US Bancorp                          Common    902973304   $377,547      11,895   SH         Sole                             11,895
Vanguard Total Stock Market ETF     Common    922908769   $854,934      5,890    SH         Sole                             5,890
Verizon Communications              Common    92343v104   $330,391      7,562    SH         Sole                             7,562
Walgreen Co                         Common    931422109   $371,280      9,750    SH         Sole                             9,750
Wal-Mart Stores                     Common    931142103   $4,198,806    88,340   SH         Sole                             88,340
Walt Disney Co.                     Common    254687106   $1,028,667    31,867   SH         Sole                             31,867
Wellpoint Health Networks           Common    94973V107   $1,997,349    22,767   SH         Sole                             22,767
Wells Fargo & Co.                   Common    949746101   $3,711,551    122,939  SH         Sole                             122,939
Western Union Company               Common    959802109   $1,288,506    53,068   SH         Sole                             53,068
Whole Foods Market Inc.             Common    966837106   $1,842,740    45,165   SH         Sole                             45,165
Wyeth                               Common    983024100   $350,913      7,941    SH         Sole                             7,941
Yum! Brands, Inc.                   Common    988498101   $1,642,855    42,928   SH         Sole                             42,928

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